Summary of Principal Accounting Policies - Various Policies (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) segment	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Customer deposits
Customer deposits maturity period	12 months
Impairment of goodwill
Number of reporting units | segment	1
Revenue recognition
Rebates or discounts given to real estate brokers	$ 0
Contract assets	$ 829,723	$ 2,137,107
Contracts of original duration of one year or less	true
Marketing and advertising expenses
Marketing and advertising expenses	$ 487,111,773	300,773,157	$ 292,076,010
Government subsidies
Cash subsidies included in other operating income	597,853	2,163,443	3,071,865
Movement of the allowance for doubtful accounts for accounts receivable
Balance at beginning of the year	18,195,382	21,827,663	31,160,340
Provisions for doubtful accounts	5,530,843	1,892,838	4,399,176
Write offs	(7,343,322)	(4,576,818)	(15,325,934)
Changes due to foreign exchange	(274,383)	(948,301)	1,594,081
Balance at end of the year	16,108,520	18,195,382	21,827,663
Allowance for other receivables in prepaid expenses and other current assets	0
Government subsidies
Government subsidies
Cash subsidies included in other operating income	597,853	2,163,443	3,071,865
Other income, net
Foreign currency translation
Foreign exchange gain	$ 412,236
Foreign exchange loss		3,800,728	619,269
Buildings
Property and equipment, net
Estimated useful lives	P30Y
Motor vehicles
Property and equipment, net
Estimated useful lives	P5Y
Minimum | Furniture, fixtures and equipment
Property and equipment, net
Estimated useful lives	P3Y
Maximum | Furniture, fixtures and equipment
Property and equipment, net
Estimated useful lives	P-5Y
Nonrecurring
Fair value of financial instruments
Fair value of assets	$ 0	0	$ 0
Fair value of liabilities	0	0
Customer A | Customer risk
Concentration of credit risk
Accounts receivable and contract assets	$ 98,015,010	$ 50,555,309